UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue - 26th Floor
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           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Zankel
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Arthur Zankel          New York, New York            11/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            27
                                               -------------

Form 13F Information Table Value Total:           $287,135
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMLI RESIDENTIAL PPTYS TR         SH BEN INT    001735109    4,619    209,200          SOLE                 209,200    0         0
-----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                COM           039583109   20,878    874,300          SOLE                 874,300    0         0
-----------------------------------------------------------------------------------------------------------------------------------
ARDEN RLTY INC                    COM           039793104   10,525    457,700          SOLE                 457,700    0         0
-----------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC              COM           053484101   14,626    349,900          SOLE                 349,900    0         0
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES TRU      COM           294741103   25,789    998,790          SOLE                 998,790    0         0
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                SH BEN INT    29476L107    3,399    142,000          SOLE                 142,000    0         0
-----------------------------------------------------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR             SH BEN INT    362418105   14,047    525,900          SOLE                 525,900    0         0
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP               COM           554489104   12,820    399,000          SOLE                 399,000    0         0
-----------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                    COM           737464107   31,272    865,863          SOLE                 865,863    0         0
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR                       SH BEN INT    743410102   26,159  1,050,129          SOLE               1,050,129    0         0
-----------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOCS RLTY CORP          COM           75621K106   23,282  1,022,500          SOLE               1,022,500    0         0
------------------------------------------------------------------------------------------------------------------------------------
SHURGARD STORAGE CENTERS INC      COM           82567D104   39,068  1,235,537          SOLE               1,235,537    0         0
-----------------------------------------------------------------------------------------------------------------------------------
SUMMIT PPTYS INC                  COM           866239106   22,341  1,151,600          SOLE               1,151,600    0         0
-----------------------------------------------------------------------------------------------------------------------------------
TRIZEC PROPERTIES INC             COM           89687P107   10,709    943,558          SOLE                 943,558    0         0
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109   11,003    278,910          SOLE                 278,910    0         0
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDERS INC                    COM           014752109    2,824     46,300          SOLE                  46,300    0         0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN LD LEASE INC             COM           027118108    1,258     87,637          SOLE                  87,637    0         0
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT    048798102      728     70,900          SOLE                  70,900    0         0
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC                  CL A          09688T106      459     45,000          SOLE                  45,000    0         0
-----------------------------------------------------------------------------------------------------------------------------------
CHATEAU CMNTYS INC                COM           161726104       18        700          SOLE                     700    0         0
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EQUITY INNS INC                   COM           294703103      921    148,500          SOLE                 148,500    0         0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRMONT HOTELS RESORTS INC       COM           305204109    1,666     70,000          SOLE                  70,000    0         0
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INTERSTATE HOTELS & RESRTS INC    COM           46088S106    3,160    745,276          SOLE                 745,276    0         0
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RECKSON ASSOCS RLTY CORP          CL B          75621K304    1,425     60,000          SOLE                  60,000    0         0
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SHURGARD STORAGE CTRS INC         COM           82567D104    2,874     90,900          SOLE                  90,900    0         0
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STRATUS PPTY INC                  COM           863167201      140     15,600          SOLE                  15,600    0         0
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SUMMIT PPTY INC                   COM           866239106    1,125     58,000          SOLE                  58,000    0         0
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